Schedule of Investments (unaudited) January 31, 2021	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 63.2%
iShares Developed Real Estate Index Fund, Class K	8,750	$85,403
iShares ESG Aware MSCI EAFE ETF	6,489	469,414
iShares ESG Aware MSCI EM ETF	1,696	73,590
iShares ESG Aware MSCI USA ETF	9,754	834,650
iShares ESG Aware MSCI USA Small-Cap ETF	4,565	162,240
iShares MSCI Canada ETF	1,782	54,529
iShares MSCI EAFE Small-Cap ETF	1,047	71,290
iShares MSCI Emerging Markets Small-Cap ETF	373	19,672

		1,770,788
Fixed-Income Funds — 37.3%
iShares ESG Aware U.S. Aggregate Bond ETF	15,485	869,328
iShares TIPS Bond ETF	1,362	174,322

		1,043,650

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(b)	7,697	$7,697

Total Investments — 100.8% (Cost: $2,654,906)		2,822,135

Liabilities in Excess of Other Assets — (0.8)%		(21,263)

Net Assets — 100.0%		$2,800,872

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4	(a)	$—	$(4)	$—	$—	—	$176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,865	3,832	(a)	—	—	—	7,697	7,697	4		—
iShares Developed Real Estate Index Fund, Class K	57,036	18,893		—	—	9,474	85,403	8,750	—		—
iShares ESG Aware MSCI EAFE ETF	331,127	111,834		(34,687)	1,600	59,540	469,414	6,489	3,795		—
iShares ESG Aware MSCI EM ETF	51,098	15,431		(3,788)	328	10,521	73,590	1,696	538		—
iShares ESG Aware MSCI USA ETF	577,205	194,978		(27,331)	837	88,961	834,650	9,754	2,715		—
iShares ESG Aware MSCI USA Small-Cap ETF	114,980	36,241		(25,610)	2,496	34,133	162,240	4,565	598		—
iShares ESG Aware U.S. Aggregate Bond ETF	589,667	280,423		—	—	(762)	869,328	15,485	2,822		—
iShares MSCI Canada ETF	37,058	12,829		(1,109)	(8)	5,759	54,529	1,782	658		—
iShares MSCI EAFE Small-Cap ETF	48,408	15,946		(2,985)	171	9,750	71,290	1,047	497		—
iShares MSCI Emerging Markets Small-Cap ETF	12,279	4,657		—	—	2,736	19,672	373	294		—
iShares TIPS Bond ETF	123,727	47,235		—	—	3,360	174,322	1,362	482		—

					$5,420	$223,472	$2,822,135		$12,579		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,770,788	$—	$—	$1,770,788
Fixed-Income Funds	1,043,650	—	—	1,043,650
Money Market Funds	7,697	—	—	7,697

	$2,822,135	$—	$—	$2,822,135

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

2